Note 10 - Parent Net Investment and Owners' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Parent Net Investment and Owners' Equity (Details) [Line Items]
Cumalative Advances of Treasury and Accounts Payable Services (in Dollars)	$ 0.2	$ 3.5	$ 0.5
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	0.00%
Incentive Distribution Quarterly Distribution Per Unit (in Dollars per share)	$ 0.445625
Quarter One [Member]
Note 10 - Parent Net Investment and Owners' Equity (Details) [Line Items]
Incentive Distribution Quarterly Distributions of Available Cash from Operating Surplus Percentage	15.00%
Quarter Two [Member]
Note 10 - Parent Net Investment and Owners' Equity (Details) [Line Items]
Incentive Distribution Quarterly Distributions of Available Cash from Operating Surplus Percentage	25.00%
Quarter Three [Member]
Note 10 - Parent Net Investment and Owners' Equity (Details) [Line Items]
Incentive Distribution Quarterly Distributions of Available Cash from Operating Surplus Percentage	50.00%
Common Units [Member]
Note 10 - Parent Net Investment and Owners' Equity (Details) [Line Items]
Limited Partners' Capital Account, Units Outstanding (in Shares)	5,913,000
Distribution Made to Limited Partner, Distributions Declared, Per Unit (in Dollars per share)	$ 0.3875
Subordinated Units [Member]
Note 10 - Parent Net Investment and Owners' Equity (Details) [Line Items]
Limited Partners' Capital Account, Units Outstanding (in Shares)	5,913,000